Related-Party Transactions	12 Months Ended
Dec. 31, 2018
Related-Party Transactions [Abstract]
Related-Party Transactions

24.  Related-Party Transactions

The Bank has granted loans to certain of its executive officers, directors and their related interests. The aggregate dollar amount of these loans was $7,780,000 and $7,939,000 at December 31, 2018 and 2017, respectively. During 2018, $10,714,000 of new loans were made and repayments totaled $10,873,000. None of these loans were past due, in non-accrual status or restructured at December 31, 2018 or 2017.